SUBSEQUENT EVENTS	12 Months Ended
Nov. 25, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22: SUBSEQUENT EVENTS

The Company has evaluated subsequent events through February 5, 2019, the date the financial statements were available to be issued.

The Company’s Board of Directors declared two cash dividends of $55 million each on January 30, 2019. The Company expects to pay the first dividend in the first quarter of 2019 to the holders of record of the common stock at the close of business on February 8, 2019 and the second dividend in the fourth quarter of 2019 to the holders of record of the common stock at the close of business on October 5, 2019.

Events subsequent to Original Issuance of Financial Statements

In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through February 13, 2019, and             , the date the financial statements were available to be reissued.

On February 12, 2019, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation (the “Amendment”) to effect a ten-for-one stock split of all shares of the Company’s outstanding common stock, such that all each share of common stock, $0.01 par value becomes ten shares of common stock, $0.001 par value per share. In addition, the Amendment will increase the number of authorized shares of the Company’s common stock by 930,000,000 to 1,200,000,000. The Amendment will become effective when filed with the Secretary of State of the State of Delaware and prior to the consummation of the initial public offering.

On February 12, 2019, the Company’s stockholders also approved the adoption of an amended and restated certificate of incorporation (“the IPO Certificate”) and amended and restated bylaws (the “IPO Bylaws”). The IPO Certificate provides for two classes of common stock; Class A common stock and Class B common stock. All common stock outstanding prior to the initial public offering will convert automatically into Class B common stock with par value $0.001, each with ten votes per share. Shares of Class A common stock with par value $0.001, each with one vote per share, will be sold in the initial public offering. Holders of Class B common stock can voluntarily convert their shares into Class A common stock if and when they wish to do so in order to sell their shares to the public. Transfers of Class B common stock will not result in conversion when made to a family member or controlled entity, as defined in the IPO Certificate. Other transfers to Class B common stock will generally result in the Class B common stock converting into Class A common stock.

On February 12, 2019, the Company’s stockholders approved the 2019 Equity Incentive Plan (the “2019 Plan”). The 2019 Plan will become effective once the registration statement in connection with the initial public offering is declared effective. The maximum number of shares of our Class A common stock that may be issued under the Company’s 2019 Equity Incentive Plan is 4,000,000 (or 40,000,000 after the ten-for-one stock split).

On February 12, 2019, the Company’s stockholders approved the 2019 Employee Stock Purchase Plan (the “2019 ESPP”). The 2019 ESPP will become effective once the registration statement in connection with the initial public offering is declared effective. The 2019 ESPP authorizes the issues of 1,200,000 (or 12,000,000 after the ten-for-one stock split) shares of the Company’s Class A common stock with automatic increases.